CONTRACTUAL OBLIGATIONS AND RIGHTS - Contractual rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 2.1	$ 21.6	$ 41.4
Charter hire income for vessels on time charter	$ 64.7	$ 90.7	$ 86.2
Average period until redelivery of the vessels	4 months 24 days	3 months 18 days	4 months 24 days
Due within one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 2.1	$ 21.6	$ 39.1
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	2.3
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Vessel
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	2.1	21.6	$ 41.4
Vessel | Due within one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	2.1	21.6
Vessel | Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Vessel | Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Vessel | Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Vessel | Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0
Vessel | Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 0.0	$ 0.0